Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

March 31, 2020

VIPSI-QTLY-0520
1.799886.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.9%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		$1,966,000	$770,971
Nonconvertible Bonds - 33.8%
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.3%
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		315,000	250,589
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,365,000	1,177,313
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		835,000	791,684
Front Range BidCo, Inc. 4% 3/1/27 (b)		900,000	861,188
Frontier Communications Corp. 8.5% 4/1/26 (b)		2,195,000	2,006,011
GCI, Inc. 6.875% 4/15/25		560,000	554,400
GTH Finance BV 7.25% 4/26/23 (b)		620,000	640,919
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		920,000	899,300
5% 10/19/25 (b)		230,000	243,225
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,210,000	1,067,734
SFR Group SA:
5.5% 1/15/28 (b)		1,190,000	1,114,197
7.375% 5/1/26 (b)		5,100,000	5,062,515
8.125% 2/1/27 (b)		370,000	385,725
Sprint Capital Corp.:
6.875% 11/15/28		8,522,000	9,733,828
8.75% 3/15/32		3,506,000	4,636,685
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		220,000	198,894
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	2,145,000	668,740
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		600,000	558,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		220,000	206,388
U.S. West Communications 7.25% 9/15/25		35,000	35,560
Virgin Media Finance PLC 4.875% 2/15/22		565,000	567,825
			31,660,720
Entertainment - 0.5%
Allen Media LLC 10.5% 2/15/28 (b)		595,000	487,097
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	183,139
Netflix, Inc.:
4.375% 11/15/26		320,000	324,800
4.875% 4/15/28		1,465,000	1,508,950
5.375% 11/15/29 (b)		590,000	616,550
5.875% 11/15/28		3,265,000	3,488,653
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(d)		2,098,525	734,484
			7,343,673
Media - 4.2%
Altice Financing SA 5% 1/15/28 (b)		2,250,000	1,991,250
Block Communications, Inc. 4.875% 3/1/28 (b)		410,000	381,300
Cablevision SA 6.5% 6/15/21 (b)		200,000	168,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)		4,690,000	4,596,200
4.75% 3/1/30 (b)		4,810,000	4,797,975
5% 2/1/28 (b)		4,665,000	4,683,707
5.125% 5/1/27 (b)		3,500,000	3,522,645
5.375% 6/1/29 (b)		4,800,000	4,932,480
5.5% 5/1/26 (b)		2,450,000	2,480,870
5.75% 2/15/26 (b)		1,030,000	1,040,712
5.875% 5/1/27 (b)		855,000	880,547
Comcast Corp.:
0.75% 2/20/32	EUR	2,117,000	2,096,252
1.25% 2/20/40	EUR	1,549,000	1,453,806
CSC Holdings LLC:
5.375% 2/1/28 (b)		1,190,000	1,213,800
5.5% 5/15/26 (b)		2,555,000	2,642,764
5.75% 1/15/30 (b)		5,510,000	5,556,615
6.5% 2/1/29 (b)		1,320,000	1,423,607
7.5% 4/1/28 (b)		725,000	772,430
Getty Images, Inc. 9.75% 3/1/27 (b)		1,090,000	798,877
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		235,000	212,455
iHeartCommunications, Inc.:
4.75% 1/15/28 (b)		445,000	400,500
11.25% 3/1/21 (e)		630,000	0
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		605,000	595,925
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		1,275,000	1,246,313
Outfront Media Capital LLC / Corp. 4.625% 3/15/30 (b)		595,000	529,550
Quebecor Media, Inc. 5.75% 1/15/23		790,000	801,763
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	257,397
5% 8/1/27 (b)		735,000	745,952
5.375% 4/15/25 (b)		620,000	626,194
5.375% 7/15/26 (b)		620,000	627,564
Tegna, Inc. 5% 9/15/29 (b)		650,000	585,000
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,100,000	1,472,625
Videotron Ltd. 5.125% 4/15/27 (b)		615,000	615,000
VTR Finance BV 6.875% 1/15/24 (b)		1,479,000	1,349,588
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		315,000	308,700
6% 1/15/27 (b)		635,000	615,950
Ziggo BV:
4.875% 1/15/30 (b)		430,000	418,792
5.5% 1/15/27 (b)		1,142,000	1,142,000
			57,985,105
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	18,930,000	742,866
Comcel Trust 6.875% 2/6/24 (b)		900,000	860,906
Digicel Group Ltd. 6.75% 3/1/23 (b)		350,000	137,594
Intelsat Jackson Holdings SA:
5.5% 8/1/23		810,000	498,150
8.5% 10/15/24 (b)		1,150,000	724,155
9.75% 7/15/25 (b)		1,950,000	1,287,000
Millicom International Cellular SA 6% 3/15/25 (b)		360,000	333,450
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		100,000	93,625
6.5% 10/13/26 (b)		230,000	219,003
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		140,000	110,075
Sprint Corp. 7.625% 3/1/26		540,000	611,172
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	380,404
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		200,000	168,000
			6,166,400
TOTAL COMMUNICATION SERVICES			103,155,898
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.4%
Allison Transmission, Inc.:
5% 10/1/24 (b)		635,000	615,950
5.875% 6/1/29 (b)		420,000	411,600
Exide Technologies:
10.75% 10/31/21 pay-in-kind (b)(d)(e)		183,015	170,204
11% 10/31/24 pay-in-kind (b)(d)(e)		468,000	304,200
11% 10/31/24 pay-in-kind(b)(d)(e)		185,848	83,632
Metalsa SA de CV 4.9% 4/24/23 (b)		770,000	693,000
ZF Europe Finance BV:
2% 2/23/26 (Reg. S)	EUR	3,000,000	2,639,182
3% 10/23/29 (Reg. S)	EUR	1,600,000	1,247,113
			6,164,881
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (b)		80,000	75,000
Volkswagen Financial Services AG 3.375% 4/6/28 (Reg. S)	EUR	1,113,000	1,220,936
			1,295,936
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		680,000	668,525
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		470,000	367,188
Service Corp. International 5.125% 6/1/29		300,000	306,000
			1,341,713
Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)		495,000	470,250
4.375% 1/15/28 (b)		680,000	628,252
5% 10/15/25 (b)		3,296,000	3,147,647
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	132,594
FelCor Lodging LP 6% 6/1/25		565,000	539,575
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		1,200,000	755,868
8.75% 10/1/25 (b)		1,235,000	637,569
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		975,000	828,750
5.125% 5/1/26		925,000	885,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	860,250
4.875% 4/1/27		435,000	413,250
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		475,000	446,500
5% 6/1/24 (b)		475,000	465,500
5.25% 6/1/26 (b)		3,225,000	3,220,485
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		460,000	400,200
MCE Finance Ltd.:
4.875% 6/6/25 (b)		1,502,000	1,380,919
5.25% 4/26/26 (b)		640,000	576,180
5.375% 12/4/29 (b)		435,000	373,866
Merlin Entertainments PLC 5.75% 6/15/26 (b)		395,000	333,775
NagaCorp Ltd. 9.375% 5/21/21 (b)		360,000	344,025
Scientific Games Corp.:
7% 5/15/28 (b)		445,000	273,675
7.25% 11/15/29 (b)		445,000	275,411
Studio City Co. Ltd. 7.25% 11/30/21 (b)		350,000	335,891
Viking Cruises Ltd. 5.875% 9/15/27 (b)		595,000	348,140
Voc Escrow Ltd. 5% 2/15/28 (b)		545,000	398,477
Wynn Macau Ltd. 5.125% 12/15/29 (b)		890,000	747,600
Yum! Brands, Inc.:
4.75% 1/15/30 (b)		560,000	521,584
7.75% 4/1/25 (b)		230,000	241,500
			19,983,421
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		405,000	307,679
Lennar Corp. 4.75% 11/29/27		620,000	618,450
LGI Homes, Inc. 6.875% 7/15/26 (b)		605,000	526,350
TRI Pointe Homes, Inc. 5.875% 6/15/24		780,000	724,604
			2,177,083
Internet & Direct Marketing Retail - 0.1%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		2,055,000	1,726,200
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (b)		184,000	156,400
4.75% 3/1/30 (b)		184,000	156,400
Lithia Motors, Inc. 4.625% 12/15/27 (b)		260,000	234,026
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	419,051
			965,877
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(c)		200,000	25,438
TOTAL CONSUMER DISCRETIONARY			33,680,549
CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Anheuser-Busch InBev SA NV:
2.875% 4/2/32 (Reg. S)	EUR	1,025,000	1,130,359
3.7% 4/2/40 (Reg. S)	EUR	1,130,000	1,262,591
Central American Bottling Corp. 5.75% 1/31/27 (b)		105,000	89,620
Diageo Finance PLC 2.5% 3/27/32 (Reg. S)	EUR	3,371,000	3,851,251
			6,333,821
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (b)		865,000	860,675
4.875% 2/15/30 (b)		4,920,000	4,870,800
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		525,000	527,625
Performance Food Group, Inc. 5.5% 10/15/27 (b)		680,000	630,700
			6,889,800
Food Products - 1.2%
JBS Investments II GmbH:
5.75% 1/15/28 (b)		575,000	558,038
7% 1/15/26 (b)		1,020,000	1,016,512
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,275,000	1,287,750
6.75% 2/15/28 (b)		925,000	987,438
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		1,085,000	1,120,263
6.5% 4/15/29 (b)		1,550,000	1,662,685
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	418,625
4.875% 11/1/26 (b)		430,000	437,473
MHP SA 7.75% 5/10/24 (b)		345,000	287,752
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		925,000	929,625
Post Holdings, Inc.:
4.625% 4/15/30 (b)		3,850,000	3,686,375
5% 8/15/26 (b)		2,440,000	2,511,126
5.5% 12/15/29 (b)		810,000	840,213
5.75% 3/1/27 (b)		405,000	415,008
			16,158,883
TOTAL CONSUMER STAPLES			29,382,504
ENERGY - 4.6%
Energy Equipment & Services - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		450,000	346,500
Borets Finance DAC 6.5% 4/7/22 (b)		235,000	211,280
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43		25,000	3,375
5.7% 10/15/39		145,000	22,475
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	379,500
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	225,225
Jonah Energy LLC 7.25% 10/15/25 (b)		930,000	41,850
Nabors Industries Ltd.:
7.25% 1/15/26 (b)		595,000	202,300
7.5% 1/15/28 (b)		510,000	163,200
Nabors Industries, Inc. 5.75% 2/1/25		1,028,000	226,160
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		300,000	75,030
NuStar Logistics LP 6% 6/1/26		640,000	473,600
SESI LLC 7.75% 9/15/24		365,000	94,900
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		175,000	177,188
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	31,350
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		305,000	260,966
7.625% 11/7/24 (b)		380,000	334,400
Transocean, Inc.:
7.25% 11/1/25 (b)		590,000	296,652
7.5% 1/15/26 (b)		645,000	303,150
			3,869,101
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (b)		955,000	611,200
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		115,000	46,000
Antero Resources Finance Corp. 5.375% 11/1/21		140,000	101,850
Callon Petroleum Co. 6.125% 10/1/24		225,000	39,938
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	90,250
Chesapeake Energy Corp.:
7% 10/1/24		360,000	27,000
8% 1/15/25		180,000	10,800
8% 6/15/27		115,000	8,050
11.5% 1/1/25 (b)		1,310,000	209,600
Citgo Holding, Inc. 9.25% 8/1/24 (b)		6,505,000	5,301,575
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		1,275,000	1,179,429
CNX Midstream Partners LP 6.5% 3/15/26 (b)		335,000	231,150
Comstock Escrow Corp. 9.75% 8/15/26		3,060,000	2,172,600
Covey Park Energy LLC 7.5% 5/15/25 (b)		580,000	406,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		960,000	527,722
5.75% 4/1/25		250,000	143,140
6.25% 4/1/23		345,000	193,269
CVR Energy, Inc.:
5.25% 2/15/25 (b)		895,000	695,863
5.75% 2/15/28 (b)		2,320,000	1,734,200
DCP Midstream LLC 5.85% 5/21/43 (b)(d)		885,000	424,800
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		2,155,000	323,681
9% 5/15/21 (b)		2,385,000	697,613
9.25% 3/31/22 (b)		350,000	84,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		2,215,000	1,107,943
EG Global Finance PLC 8.5% 10/30/25 (b)		855,000	760,950
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		505,000	348,556
5.75% 1/30/28 (b)		880,000	598,400
Energy Transfer Equity LP 5.5% 6/1/27		860,000	914,567
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(c)		4,756,000	570,720
EQT Corp. 3.9% 10/1/27		1,413,000	974,546
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		365,000	64,788
Frontera Energy Corp. 9.7% 6/25/23 (b)		450,000	283,500
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	332,475
GeoPark Ltd. 6.5% 9/21/24 (b)		560,000	312,725
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		390,000	365,137
Global Partners LP/GLP Finance Corp. 7% 6/15/23		580,000	475,600
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		795,000	561,322
Hess Midstream Partners LP 5.125% 6/15/28 (b)		595,000	418,166
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	234,600
5.75% 10/1/25 (b)		580,000	266,800
6.25% 11/1/28 (b)		590,000	259,600
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (b)		400,000	335,000
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,135,000	749,100
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,250,000	969,531
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		100,000	95,750
4.75% 4/24/25 (b)		105,000	104,672
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		1,255,000	692,020
Laredo Petroleum, Inc.:
9.5% 1/15/25		595,000	238,000
10.125% 1/15/28		445,000	169,100
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		130,000	78,060
MEG Energy Corp. 7.125% 2/1/27 (b)		595,000	294,001
MPLX LP 6.375% 5/1/24 (b)		245,000	232,845
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	346,875
5.625% 5/1/27		305,000	298,839
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		200,000	166,000
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		600,000	504,000
Newfield Exploration Co. 5.375% 1/1/26		475,000	248,152
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		625,000	212,500
7.5% 4/15/26		640,000	224,000
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		150,000	143,120
4.875% 8/15/27 (b)		150,000	133,616
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		2,505,000	414,358
Occidental Petroleum Corp.:
4.4% 4/15/46		575,000	241,149
4.4% 8/15/49		1,455,000	629,131
4.625% 6/15/45		475,000	205,438
6.45% 9/15/36		575,000	275,001
6.6% 3/15/46		540,000	254,501
Pampa Holding SA 7.375% 7/21/23 (b)		385,000	257,108
Pan American Energy LLC 7.875% 5/7/21 (b)		3,333	2,886
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (b)		65,000	50,211
5.625% 10/15/27 (b)		155,000	109,275
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)		1,445,000	971,763
7.25% 6/15/25		1,145,000	767,494
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	267,990
PDC Energy, Inc. 6.125% 9/15/24		200,000	106,750
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,690,000	1,130,631
8.625% 12/1/23 (d)		250,000	221,133
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		297,000	268,785
5.999% 1/27/28		321,000	310,889
6.125% 1/17/22		205,000	203,990
6.25% 3/17/24		920,000	896,080
6.9% 3/19/49		405,000	392,255
8.75% 5/23/26		930,000	1,003,935
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		569,000	552,463
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		480,000	28,800
6% 5/16/24 (b)(c)		585,000	35,100
6% 11/15/26 (b)(c)		930,000	55,800
12.75% 2/17/22 (b)(c)		110,000	6,600
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.4181% 3/11/22 (d)(f)		325,000	266,459
3.5% 1/30/23		750,000	602,695
4.875% 1/24/22		65,000	55,998
4.875% 1/18/24		2,210,000	1,768,000
5.5% 1/21/21		190,000	182,828
6.375% 2/4/21		190,000	178,849
6.5% 6/2/41		465,000	297,750
6.75% 9/21/47		1,578,000	1,033,590
7.69% 1/23/50 (b)		3,183,000	2,180,355
PT Adaro Indonesia 4.25% 10/31/24 (b)		980,000	804,198
Range Resources Corp.:
4.875% 5/15/25		475,000	282,625
5% 3/15/23		1,785,000	1,321,418
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)		1,063,000	159,450
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		1,500,000	1,473,750
4.25% 4/16/39 (b)		1,265,000	1,246,025
4.375% 4/16/49 (b)		1,170,000	1,160,859
SM Energy Co.:
5.625% 6/1/25		380,000	103,554
6.625% 1/15/27		1,125,000	327,448
6.75% 9/15/26		250,000	75,000
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	316,355
Southwestern Energy Co.:
6.2% 1/23/25 (d)		100,000	68,095
7.5% 4/1/26		1,090,000	713,950
7.75% 10/1/27		680,000	447,100
SRC Energy, Inc. 6.25% 12/1/25		380,000	186,143
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		465,000	449,037
5.5% 2/15/26		595,000	514,842
Tecpetrol SA 4.875% 12/12/22 (b)		115,000	90,527
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	548,700
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	54,992
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		475,000	339,922
Tullow Oil PLC 6.25% 4/15/22 (b)		2,295,000	517,666
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		543,409	29,888
Unit Corp. 6.625% 5/15/21		120,000	8,508
W&T Offshore, Inc. 9.75% 11/1/23 (b)		2,005,000	471,295
Whiting Petroleum Corp. 6.625% 1/15/26		425,000	28,688
YPF SA:
8.5% 3/23/21 (b)		905,000	601,090
8.5% 6/27/29 (b)		225,000	116,367
8.75% 4/4/24 (b)		2,265,000	1,228,763
			60,257,601
TOTAL ENERGY			64,126,702
FINANCIALS - 4.4%
Banks - 1.1%
Akbank TAS 7.2% 3/16/27 (b)(d)		440,000	373,175
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(d)		205,000	174,891
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (d)	EUR	700,000	728,603
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		90,000	85,584
Banco Do Brasil SA:
4.625% 1/15/25 (b)		130,000	125,897
4.875% 4/19/23 (b)		105,000	103,228
Banco Macro SA 6.75% 11/4/26 (b)(d)		810,000	486,253
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		310,000	246,644
BBVA Bancomer SA 7.25% 4/22/20 (b)		210,000	208,950
Biz Finance PLC 9.625% 4/27/22 (b)		420,833	399,791
BTA Bank JSC 5.5% 12/21/22 (b)		550,934	540,087
CBOM Finance PLC:
4.7% 1/29/25 (b)		120,000	91,578
5.55% 2/14/23 (b)		370,000	312,835
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (d)	EUR	1,905,000	2,017,834
Development Bank of Mongolia 7.25% 10/23/23 (b)		105,000	89,348
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		105,000	98,175
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		105,000	92,072
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	21,900,000	292,221
Fidelity Bank PLC 10.5% 10/16/22 (b)		195,000	158,194
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		910,000	829,238
Lloyds Banking Group PLC 4.5% 3/18/30 (Reg. S) (d)	EUR	1,037,000	1,195,321
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		240,000	223,200
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		485,000	439,986
TBC Bank JSC 5.75% 6/19/24 (b)		120,000	118,922
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		630,000	626,850
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		480,000	377,850
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		230,000	218,500
5.5% 4/21/22 (b)		335,000	311,969
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		325,000	277,469
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		960,000	863,700
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (d)	EUR	1,046,000	917,572
6.95% 10/31/22 (Reg. S)	EUR	1,146,000	1,308,515
			14,334,452
Capital Markets - 0.1%
AssuredPartners, Inc. 7% 8/15/25 (b)		245,000	220,500
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		410,000	406,921
MSCI, Inc.:
4% 11/15/29 (b)		340,000	337,749
5.75% 8/15/25 (b)		365,000	376,811
			1,341,981
Consumer Finance - 1.9%
Ally Financial, Inc.:
8% 11/1/31		823,000	932,048
8% 11/1/31		16,143,000	18,556,379
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		250,000	195,000
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		150,000	103,654
Springleaf Finance Corp.:
5.375% 11/15/29		500,000	457,760
6.625% 1/15/28		385,000	360,514
6.875% 3/15/25		2,580,000	2,598,370
7.125% 3/15/26		3,405,000	3,370,950
			26,574,675
Diversified Financial Services - 0.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,000,000	2,621,250
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		915,000	512,400
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		595,000	580,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,570,000	1,450,288
6.25% 5/15/26		1,290,000	1,219,050
6.375% 12/15/25		2,785,000	2,631,825
6.75% 2/1/24		535,000	516,275
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		450,000	424,130
5% 1/15/28 (b)		455,000	429,975
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	291,470
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		225,000	195,175
5.25% 8/15/22 (b)		485,000	438,254
5.5% 2/15/24 (b)		40,000	34,420
Sparc Em Spc 0% 12/5/22 (b)		126,824	116,678
			11,461,315
Insurance - 0.3%
Acrisure LLC 10.125% 8/1/26 (b)		605,000	562,650
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		1,805,000	1,552,300
8.125% 2/15/24 (b)		685,000	667,224
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		300,000	280,920
HUB International Ltd. 7% 5/1/26 (b)		595,000	589,050
NN Group NV 4.625% 4/8/44 (Reg. S) (d)	EUR	361,000	409,594
			4,061,738
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		595,000	523,600
Thrifts & Mortgage Finance - 0.2%
Nationwide Building Society 2% 7/25/29 (Reg. S) (d)	EUR	1,905,000	1,913,109
TOTAL FINANCIALS			60,210,870
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.1%
Danaher Corp. 2.5% 3/30/30	EUR	438,000	501,190
Hologic, Inc.:
4.375% 10/15/25 (b)		320,000	316,893
4.625% 2/1/28 (b)		215,000	212,850
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)		850,000	730,915
Teleflex, Inc. 4.625% 11/15/27		255,000	254,720
			2,016,568
Health Care Providers & Services - 1.7%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		1,682,000	1,412,880
Centene Corp.:
4.25% 12/15/27 (b)		615,000	616,169
4.625% 12/15/29 (b)		2,150,000	2,160,750
4.75% 1/15/25 (b)		490,000	496,125
5.25% 4/1/25 (b)		475,000	482,125
5.375% 6/1/26 (b)		1,545,000	1,591,520
5.375% 8/15/26 (b)		385,000	392,700
Community Health Systems, Inc.:
6.625% 2/15/25 (b)		685,000	633,625
8% 3/15/26 (b)		3,270,000	3,106,500
8.125% 6/30/24 (b)		2,162,000	1,498,007
9.875% 6/30/23 (b)		1,825,000	1,423,500
Encompass Health Corp.:
5.125% 3/15/23		330,000	326,700
5.75% 11/1/24		662,000	665,111
HCA Holdings, Inc. 4.75% 5/1/23		630,000	645,385
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)		650,000	652,535
Radiology Partners, Inc. 9.25% 2/1/28 (b)		2,690,000	2,328,866
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	290,513
4.625% 9/1/24 (b)		650,000	622,570
4.875% 1/1/26 (b)		1,625,000	1,547,813
5.125% 5/1/25		305,000	288,225
5.125% 11/1/27 (b)		975,000	931,125
6.25% 2/1/27 (b)		955,000	931,125
Vizient, Inc. 6.25% 5/15/27 (b)		145,000	144,698
			23,188,567
Health Care Technology - 0.1%
IMS Health, Inc. 5% 5/15/27 (b)		640,000	654,400
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		625,000	654,813
Charles River Laboratories International, Inc. 4.25% 5/1/28 (b)		185,000	178,322
			833,135
Pharmaceuticals - 0.3%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		205,000	198,850
5% 7/15/27 (b)		205,000	198,850
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	1,859,000	2,065,687
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	229,205
3.65% 11/10/21		75,000	72,000
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	43,282
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		1,573,000	1,589,202
5.75% 8/15/27 (b)		165,000	169,884
			4,566,960
TOTAL HEALTH CARE			31,259,630
INDUSTRIALS - 2.9%
Aerospace & Defense - 1.3%
Airbus Group NV 2.375% 4/7/32 (Reg. S)	EUR	715,000	780,633
Arconic Rolled Products Corp. 6.125% 2/15/28 (b)		410,000	419,225
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		225,000	217,688
Bombardier, Inc.:
7.5% 12/1/24 (b)		160,000	106,000
7.875% 4/15/27 (b)		720,000	496,800
BWX Technologies, Inc. 5.375% 7/15/26 (b)		430,000	412,800
DAE Funding LLC 4% 8/1/20 (b)		260,000	252,616
Moog, Inc. 4.25% 12/15/27 (b)		185,000	166,963
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,678,650
TransDigm, Inc.:
5.5% 11/15/27 (b)		6,745,000	6,053,638
6.25% 3/15/26 (b)		955,000	950,225
6.375% 6/15/26		3,145,000	3,011,338
6.5% 5/15/25		835,000	793,250
7.5% 3/15/27		960,000	925,152
Wolverine Escrow LLC:
8.5% 11/15/24 (b)		745,000	594,130
9% 11/15/26 (b)		1,045,000	849,063
13.125% 11/15/27 (b)		595,000	476,000
			18,184,171
Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		365,000	338,538
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,607,000	1,600,723
			1,939,261
Airlines - 0.1%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		135,000	40,880
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		99,724	101,092
Azul Investments LLP 5.875% 10/26/24 (b)		635,000	339,923
Continental Airlines, Inc. pass-thru certificates 6.903% 10/19/23		6,598	6,401
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		74,454	76,280
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		179,886	171,139
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		241,380	260,798
Series 2012-2 Class B, 6.75% 12/3/22		131,466	127,287
Series 2013-1 Class B, 5.375% 5/15/23		175,935	167,956
			1,291,756
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		125,000	111,250
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		347,000	253,310
			364,560
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	572,063
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,762,475
5.875% 7/1/25		165,000	151,800
6% 1/1/27		585,000	487,255
IAA Spinco, Inc. 5.5% 6/15/27 (b)		250,000	241,875
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		525,000	501,375
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	191,900
The Brink's Co. 4.625% 10/15/27 (b)		620,000	571,950
			4,480,693
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	562,500
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		162,000	157,140
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(c)		1,530,000	63,113
5.25% 6/27/29 (b)(c)		580,000	24,650
7.125% 6/26/42 (b)(c)		1,406,000	70,476
			877,879
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	544,813
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 1.25% 2/28/31 (Reg. S)	EUR	703,000	765,368
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		217,000	216,322
6.95% 3/14/26 (b)		120,000	103,200
			1,084,890
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		155,000	153,127
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	421,400
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		510,000	478,125
Road & Rail - 0.6%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		175,000	151,131
5.25% 5/15/24 (b)		950,000	809,069
5.5% 1/15/23 (b)		280,000	251,209
JSC Georgian Railway 7.75% 7/11/22 (b)		100,000	96,000
Uber Technologies, Inc.:
7.5% 9/15/27 (b)		2,950,000	2,912,240
8% 11/1/26 (b)		4,260,000	4,200,637
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		246,000	226,320
			8,646,606
Trading Companies & Distributors - 0.1%
FLY Leasing Ltd. 5.25% 10/15/24		490,000	411,600
United Rentals North America, Inc.:
3.875% 11/15/27		300,000	283,500
5.5% 5/15/27		405,000	394,814
			1,089,914
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,229,375	728,405
DP World Ltd. 5.625% 9/25/48 (b)		155,000	129,231
			857,636
TOTAL INDUSTRIALS			40,414,831
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
HTA Group Ltd. 9.125% 3/8/22 (b)		565,000	519,800
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		670,000	566,150
			1,085,950
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (b)		170,000	157,675
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		1,255,000	1,104,400
Camelot Finance SA 4.5% 11/1/26 (b)		570,000	552,900
CDW LLC/CDW Finance Corp. 5% 9/1/25		335,000	345,151
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		500,000	504,600
GTT Communications, Inc. 7.875% 12/31/24 (b)		60,000	38,700
Tempo Acquisition LLC 6.75% 6/1/25 (b)		475,000	434,654
			2,980,405
Semiconductors & Semiconductor Equipment - 0.0%
Qorvo, Inc. 5.5% 7/15/26		300,000	313,575
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	573,300
			886,875
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (b)		210,000	203,700
6.875% 8/1/25 (b)		630,000	611,100
CDK Global, Inc. 5.875% 6/15/26		225,000	237,713
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	955,460
Fair Isaac Corp. 4% 6/15/28 (b)		580,000	556,800
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	214,380
Nortonlifelock, Inc. 5% 4/15/25 (b)		530,000	535,130
Open Text Corp.:
3.875% 2/15/28 (b)		300,000	282,000
5.875% 6/1/26 (b)		465,000	487,739
Open Text Holdings, Inc. 4.125% 2/15/30 (b)		300,000	282,075
Parametric Technology Corp.:
3.625% 2/15/25 (b)		350,000	327,250
4% 2/15/28 (b)		345,000	331,304
6% 5/15/24		190,000	195,514
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		875,000	770,000
10.5% 2/1/24 (b)		762,000	641,985
			6,632,150
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5.75% 9/1/27 (b)		485,000	441,350
6.125% 9/1/29 (b)		485,000	452,942
			894,292
TOTAL INFORMATION TECHNOLOGY			12,637,347
MATERIALS - 3.4%
Chemicals - 1.4%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		180,000	122,400
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,610,000	3,428,417
5.15% 3/15/34		1,719,000	1,745,215
5.375% 3/15/44		3,080,000	2,933,792
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (b)(d)(f)		155,000	150,459
6.5% 5/15/26 (b)		2,795,000	2,347,800
6.875% 6/15/25 (b)		560,000	484,400
Element Solutions, Inc. 5.875% 12/1/25 (b)		945,000	926,100
LSB Industries, Inc. 9.625% 5/1/23 (b)		310,000	257,300
Neon Holdings, Inc. 10.125% 4/1/26 (b)		635,000	568,811
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		770,000	675,675
5.25% 6/1/27 (b)		660,000	556,050
OCI NV:
5.25% 11/1/24 (b)		895,000	769,700
6.625% 4/15/23 (b)		270,000	245,700
OCP SA 6.875% 4/25/44 (b)		95,000	103,491
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		945,000	779,330
SABIC Capital II BV 4% 10/10/23 (b)		560,000	554,400
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		545,000	517,287
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		495,000	356,400
The Chemours Co. LLC 5.375% 5/15/27		1,700,000	1,300,245
Valvoline, Inc. 4.25% 2/15/30 (b)		435,000	404,550
			19,227,522
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	173,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		215,000	195,650
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		260,000	241,800
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	270,879
			881,329
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		595,000	511,046
Cascades, Inc.:
5.125% 1/15/26 (b)		300,000	290,250
5.375% 1/15/28 (b)		300,000	286,500
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,240,250
7.5% 12/15/96		160,000	150,400
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)		975,000	897,000
10.5% 7/15/27 (b)		650,000	606,125
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		375,000	373,125
8.5% 8/15/27 (b)		645,000	648,225
			5,002,921
Metals & Mining - 1.5%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		200,000	182,000
6.75% 9/30/24 (b)		430,000	416,971
7% 9/30/26 (b)		355,000	330,150
Aleris International, Inc. 6% 6/1/20 (b)(e)		1,759	1,759
Algoma Steel SCA 0% 12/31/23 (e)		102,200	77,672
Anglo American Capital PLC 1.625% 3/11/26 (Reg. S)	EUR	465,000	449,430
ArcelorMittal SA 1.75% 11/19/25 (Reg. S)	EUR	1,928,000	1,769,749
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		300,000	294,351
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		620,000	567,300
5.75% 3/1/25		160,000	123,600
5.875% 6/1/27 (b)		960,000	574,944
Commercial Metals Co. 5.75% 4/15/26		460,000	429,362
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		1,305,000	1,178,089
CSN Resources SA 7.625% 2/13/23 (b)		1,960,000	1,362,200
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		440,000	363,000
6.875% 3/1/26 (b)		1,265,000	1,012,000
7.25% 4/1/23 (b)		2,000,000	1,640,000
7.5% 4/1/25 (b)		1,230,000	1,015,980
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (b)		485,000	431,650
4.75% 5/15/22 (b)		405,000	403,481
5.125% 3/15/23 (b)		650,000	637,000
5.125% 5/15/24 (b)		495,000	487,575
Freeport-McMoRan, Inc. 5.45% 3/15/43		280,000	250,600
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		350,000	339,938
5.125% 5/15/24 (b)		160,000	150,250
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		485,000	385,575
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	325,500
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		595,000	528,063
Metinvest BV 7.75% 4/23/23 (b)		1,581,000	1,138,320
Mineral Resources Ltd. 8.125% 5/1/27 (b)		960,000	899,395
Murray Energy Corp.:
11.25% 4/15/21 (b)(c)		490,000	5
12% 4/15/24 pay-in-kind (b)(c)(d)		548,100	5
POSCO:
2.5% 1/17/25 (b)		200,000	192,645
4% 8/1/23 (b)		145,000	151,960
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		985,000	658,719
Stillwater Mining Co. 6.125% 6/27/22 (b)		1,315,000	1,165,419
United States Steel Corp. 6.25% 3/15/26		615,000	387,450
Usiminas International SARL 5.875% 7/18/26 (b)		110,000	84,047
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,210,000	845,325
8.25% 6/7/21 (b)		245,000	111,781
			21,363,260
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	213,188
TOTAL MATERIALS			46,688,220
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,622,660
Iron Mountain, Inc. 4.875% 9/15/29 (b)		1,300,000	1,221,194
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		970,000	892,400
5% 10/15/27		1,295,000	1,256,150
SBA Communications Corp. 3.875% 2/15/27 (b)		890,000	892,225
The GEO Group, Inc.:
5.125% 4/1/23		695,000	521,250
5.875% 10/15/24		330,000	231,000
6% 4/15/26		1,971,000	1,279,918
Uniti Group, Inc. 7.875% 2/15/25 (b)		920,000	855,600
VICI Properties, Inc.:
4.25% 12/1/26 (b)		1,140,000	1,045,950
4.625% 12/1/29 (b)		650,000	591,500
			10,409,847
Real Estate Management & Development - 0.1%
Digital Euro Finco LLC 1.125% 4/9/28 (Reg. S)	EUR	254,000	241,204
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	643,388
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		65,000	61,100
5.875% 1/31/25 (b)		380,000	353,400
5.875% 6/15/27 (b)		495,000	459,741
6% 9/1/23 (b)		375,000	360,000
			2,118,833
TOTAL REAL ESTATE			12,528,680
UTILITIES - 2.4%
Electric Utilities - 2.0%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		365,000	338,538
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		3,976,000	3,359,720
6.75% 8/6/23 (b)		600,000	438,750
7.125% 2/11/25 (b)		375,000	266,719
Lamar Funding Ltd. 3.958% 5/7/25 (b)		222,000	159,909
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		415,000	404,625
4.5% 9/15/27 (b)		290,000	282,750
NRG Energy, Inc.:
5.75% 1/15/28		1,740,000	1,774,800
6.625% 1/15/27		1,345,000	1,398,800
Pacific Gas & Electric Co.:
3.5% 10/1/20 (c)		303,000	296,940
3.75% 8/15/42 (c)		555,000	491,175
3.95% 12/1/47 (c)		2,880,000	2,599,200
4% 12/1/46 (c)		1,315,000	1,196,650
4.25% 3/15/46 (c)		125,000	120,000
4.3% 3/15/45 (c)		315,000	302,400
5.8% 3/1/37 (c)		2,163,000	2,195,445
6.05% 3/1/34 (c)		8,515,000	8,633,359
Pampa Holding SA 7.5% 1/24/27 (b)		195,000	124,434
Vistra Operations Co. LLC:
5% 7/31/27 (b)		1,220,000	1,238,300
5.5% 9/1/26 (b)		820,000	844,600
5.625% 2/15/27 (b)		1,495,000	1,541,719
			28,008,833
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	197,540
8% 3/1/32		335,000	405,996
			603,536
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 4.25% 7/15/24 (b)		650,000	633,750
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	292,841
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		320,000	317,600
4.75% 1/15/30 (b)		600,000	582,000
5% 1/31/28 (b)		320,000	335,296
The AES Corp. 4.5% 3/15/23		260,000	254,800
			2,416,287
Multi-Utilities - 0.1%
ENGIE 2.125% 3/30/32 (Reg. S)	EUR	1,200,000	1,404,477
TOTAL UTILITIES			32,433,133

TOTAL NONCONVERTIBLE BONDS			466,518,364

TOTAL CORPORATE BONDS
(Cost $539,004,212)			467,289,335

U.S. Government and Government Agency Obligations - 17.8%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$195,149
5.375% 4/1/56		302,000	542,742

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			737,891

U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Notes 0.375% 1/15/27		6,094,734	6,242,782
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bonds:
2.375% 11/15/49		428,000	534,198
2.5% 2/15/45		17,524,000	21,885,149
2.875% 5/15/49		1,000,000	1,362,041
3% 5/15/45		1,800,000	2,448,422
3% 2/15/49		18,291,000	25,506,657
4.75% 2/15/37 (g)(h)		8,126,000	12,979,063
6.25% 8/15/23 (g)		2,249,000	2,699,503
U.S. Treasury Notes:
1.125% 2/28/27		5,757,000	5,984,357
1.375% 1/31/22		4,700,000	4,798,773
1.375% 2/15/23		535,000	551,970
1.375% 8/31/23		500,000	518,047
1.5% 8/31/21		2,000,000	2,036,406
1.5% 9/30/21		10,516,000	10,718,104
1.5% 9/30/24		1,995,000	2,096,464
1.5% 10/31/24		280,000	294,492
1.5% 1/31/27		5,095,000	5,421,996
1.5% 2/15/30		500,000	539,023
1.625% 11/15/22		3,584,000	3,710,840
1.625% 5/31/23		760,000	791,558
1.625% 9/30/26		4,153,000	4,445,332
1.75% 7/31/21		1,475,000	1,505,652
2% 11/15/26		9,491,000	10,391,162
2.125% 3/31/24		5,843,000	6,257,944
2.125% 7/31/24		9,671,000	10,402,369
2.25% 3/31/21		700,000	714,629
2.25% 4/30/21		1,350,000	1,380,902
2.25% 7/31/21		1,379,000	1,416,599
2.25% 4/30/24		3,531,000	3,804,101
2.25% 3/31/26		3,329,000	3,674,644
2.375% 4/15/21		9,090,000	9,300,916
2.5% 12/31/20		9,611,000	9,781,070
2.5% 1/31/21		2,753,000	2,808,060
2.5% 2/28/21		5,080,000	5,189,934
2.5% 1/15/22		27,856,000	28,983,241
2.5% 1/31/24		630,000	682,147
2.5% 2/28/26		7,215,000	8,060,226
2.625% 12/31/23		8,827,000	9,587,639
2.625% 2/15/29		4,112,000	4,808,149
2.875% 11/30/25		3,362,000	3,814,425
3.125% 11/15/28		1,580,000	1,908,097

TOTAL U.S. TREASURY OBLIGATIONS			233,794,301

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.0749% 12/7/20 (NCUA Guaranteed) (d)(f)		65,113	64,878
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,515,006
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,073,467

TOTAL OTHER GOVERNMENT RELATED			4,653,351

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $218,789,511)			245,428,325

U.S. Government Agency - Mortgage Securities - 7.1%
Fannie Mae - 0.4%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (d)(f)		744	762
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (d)(f)		3,302	3,397
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (d)(f)		578	593
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (d)(f)		1,382	1,430
12 month U.S. LIBOR + 1.630% 3.908% 3/1/33 (d)(f)		2,200	2,264
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (d)(f)		2,677	2,781
12 month U.S. LIBOR + 1.660% 4.136% 11/1/36 (d)(f)		825	852
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (d)(f)		6,419	6,539
12 month U.S. LIBOR + 1.750% 3.958% 7/1/35 (d)(f)		4,649	4,810
12 month U.S. LIBOR + 1.760% 3.785% 2/1/37 (d)(f)		8,417	8,715
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (d)(f)		23,239	23,900
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (d)(f)		9,888	10,070
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (d)(f)		22,916	23,675
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(f)		4,315	4,403
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (d)(f)		5,612	5,764
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (d)(f)		3,338	3,405
12 month U.S. LIBOR + 1.850% 4.566% 5/1/36 (d)(f)		450	462
12 month U.S. LIBOR + 1.880% 4.592% 4/1/36 (d)(f)		7,118	7,405
12 month U.S. LIBOR + 1.890% 4.522% 8/1/35 (d)(f)		3,053	3,156
6 month U.S. LIBOR + 1.550% 3.574% 9/1/33 (d)(f)		7,345	7,503
2.5% 11/1/29		1,300,000	1,353,991
3% 5/1/33 to 7/1/33		551,873	588,234
3.5% 7/1/32 to 10/1/34		1,693,352	1,805,854
4% 5/1/29		529,290	557,551
4.5% 11/1/25		89,617	93,697
6% to 6% 1/1/34 to 6/1/36		199,879	230,766
6.5% 5/1/26 to 8/1/36		193,144	221,838

TOTAL FANNIE MAE			4,973,817

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (d)(f)		1,686	1,728
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (d)(f)		1,491	1,531
12 month U.S. LIBOR + 1.660% 3.665% 7/1/36 (d)(f)		120,541	124,883
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (d)(f)		53,408	54,926
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (d)(f)		1,910	1,978
12 month U.S. LIBOR + 1.870% 4.331% 10/1/42 (d)(f)		28,133	28,995
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (d)(f)		2,530	2,592
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (d)(f)		36,847	37,951
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41(d)(f)		4,833	4,877
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(f)		5,069	5,212
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (d)(f)		8,576	8,812
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (d)(f)		5,819	5,938
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (d)(f)		7,691	7,895
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (d)(f)		2,735	2,827
6 month U.S. LIBOR + 1.660% 3.596% 2/1/37 (d)(f)		1,506	1,544
6 month U.S. LIBOR + 1.660% 3.915% 1/1/37 (d)(f)		3,548	3,634
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (d)(f)		2,688	2,766
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (d)(f)		717	735
6 month U.S. LIBOR + 1.840% 3.953% 10/1/36 (d)(f)		7,543	7,755
6 month U.S. LIBOR + 1.860% 3.94% 10/1/35 (d)(f)		3,921	4,035
6 month U.S. LIBOR + 2.010% 4.01% 5/1/37 (d)(f)		2,638	2,707
6 month U.S. LIBOR + 2.010% 4.203% 5/1/37 (d)(f)		3,571	3,663
6 month U.S. LIBOR + 2.020% 4.025% 6/1/37 (d)(f)		1,371	1,410
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (d)(f)		2,073	2,134
6 month U.S. LIBOR + 2.680% 4.742% 10/1/35 (d)(f)		358	370
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.467% 6/1/33 (d)(f)		6,170	6,385
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (d)(f)		4,304	4,460
3% 4/1/33 to 11/1/33		1,689,914	1,801,424
3.5% 7/1/32		324,070	347,397
6% 1/1/24		23,835	25,093
6.5% 9/1/21 to 3/1/22		2,821	2,908

TOTAL FREDDIE MAC			2,508,565

Ginnie Mae - 4.0%
6% 6/15/36		171,285	195,747
2.5% 4/1/50 (i)		7,300,000	7,631,846
2.5% 4/1/50 (i)		1,500,000	1,568,188
2.5% 4/1/50 (i)		1,500,000	1,568,188
2.5% 4/1/50 (i)		3,200,000	3,345,467
2.5% 4/1/50 (i)		1,150,000	1,202,277
2.5% 4/1/50 (i)		250,000	261,365
2.5% 4/1/50 (i)		250,000	261,365
2.5% 4/1/50 (i)		100,000	104,546
2.5% 4/1/50 (i)		4,850,000	5,070,473
2.5% 4/1/50 (i)		4,850,000	5,070,473
2.5% 5/1/50 (i)		3,200,000	3,339,717
2.5% 5/1/50 (i)		550,000	574,014
2.5% 5/1/50 (i)		250,000	260,915
2.5% 5/1/50 (i)		250,000	260,915
2.5% 5/1/50 (i)		600,000	626,197
2.5% 5/1/50 (i)		250,000	260,915
2.5% 5/1/50 (i)		3,200,000	3,339,717
2.5% 5/1/50 (i)		1,150,000	1,200,211
2.5% 5/1/50 (i)		250,000	260,915
3.5% 8/20/42 to 8/20/47		3,450,850	3,687,744
3.5% 4/1/50 (i)		800,000	843,923
3.5% 4/1/50 (i)		600,000	632,943
3.5% 4/1/50 (i)		450,000	474,707
3.5% 4/1/50 (i)		650,000	685,688
3.5% 4/1/50 (i)		400,000	421,962
3.5% 4/1/50 (i)		350,000	369,216
3.5% 4/1/50 (i)		50,000	52,745
3.5% 4/1/50 (i)		1,050,000	1,107,649
3.5% 5/1/50 (i)		50,000	52,720
3.5% 5/1/50 (i)		600,000	632,638
3.5% 5/1/50 (i)		650,000	685,358
4% 3/20/47 to 7/20/47		1,632,799	1,750,452
4.309% 2/20/62 (d)(j)		8,579	8,653
4.5% 6/20/48		5,682,689	6,069,496
4.94% 2/20/62 (d)(j)		371	374
5% 4/20/48		954,441	1,029,234
5.084% 1/20/62 (d)(j)		10,958	10,974
5.47% 8/20/59 (d)(j)		418	439

TOTAL GINNIE MAE			54,920,366

Uniform Mortgage Backed Securities - 2.5%
2.5% 4/1/50 (i)		2,500,000	2,591,481
2.5% 4/1/50 (i)		900,000	932,933
2.5% 4/1/50 (i)		2,100,000	2,176,844
2.5% 4/1/50 (i)		2,100,000	2,176,844
2.5% 5/1/50 (i)		1,600,000	1,655,548
2.5% 5/1/50 (i)		1,600,000	1,655,548
3% 4/1/50 (i)		1,800,000	1,887,581
3% 4/1/50 (i)		1,250,000	1,310,820
3% 4/1/50 (i)		550,000	576,761
3% 5/1/50 (i)		1,800,000	1,885,683
3.5% 4/1/50 (i)		5,200,000	5,499,960
3.5% 4/1/50 (i)		400,000	423,074
3.5% 4/1/50 (i)		650,000	687,495
3.5% 4/1/50 (i)		450,000	475,958
3.5% 4/1/50 (i)		450,000	475,958
3.5% 4/1/50 (i)		650,000	687,495
3.5% 4/1/50 (i)		2,450,000	2,591,328
3.5% 4/1/50 (i)		450,000	475,958
3.5% 5/1/50 (i)		3,300,000	3,487,395
3.5% 5/1/50 (i)		3,300,000	3,487,395

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			35,142,059

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $95,806,850)			97,544,807

Asset-Backed Securities - 0.1%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 1.8854% 6/28/23 (Cost $745,939)(b)(d)(f)		$748,737	$739,989

Collateralized Mortgage Obligations - 1.8%
U.S. Government Agency - 1.8%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.8766% 6/25/36 (d)(f)		171,462	171,218
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		9,011	10,211
Series 2005-19 Class PA, 5.5% 7/25/34		2,695	2,703
Series 2005-64 Class PX, 5.5% 6/25/35		31,727	34,127
Series 2005-68 Class CZ, 5.5% 8/25/35		231,948	269,078
Series 2010-118 Class PB, 4.5% 10/25/40		153,856	171,744
Series 2012-149:
Class DA, 1.75% 1/25/43		66,340	67,635
Class GA, 1.75% 6/25/42		70,471	71,812
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		22,837	24,138
Series 2004-52 Class KZ, 5.5% 7/25/34		406,379	469,728
Series 2004-91 Class Z, 5% 12/25/34		144,823	164,346
Series 2005-117 Class JN, 4.5% 1/25/36		11,649	12,843
Series 2005-14 Class ZB, 5% 3/25/35		60,191	68,324
Series 2006-72 Class CY, 6% 8/25/26		22,602	24,616
Series 2009-59 Class HB, 5% 8/25/39		80,816	91,730
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		58,176	4,079
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.8666% 3/25/36 (d)(f)		109,798	110,365
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		2,374	10
Series 2011-67 Class AI, 4% 7/25/26 (k)		19,257	1,229
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.6046% 2/15/33 (d)(f)		52,069	52,052
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.1046% 3/15/34 (d)(f)		72,655	71,709
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,069	1,187
Series 2996 Class MK, 5.5% 6/15/35		1,970	2,199
Series 3415 Class PC, 5% 12/15/37		24,178	27,112
Series 3857 Class ZP, 5% 5/15/41		198,895	250,812
Series 4135 Class AB, 1.75% 6/15/42		52,823	53,842
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		3,096	3,476
Series 2877 Class ZD, 5% 10/15/34		178,874	203,032
Series 3745 Class KV, 4.5% 12/15/26		289,831	310,108
Series 3843 Class PZ, 5% 4/15/41		174,855	214,711
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		137,245	143,384
Series 4341 Class ML, 3.5% 11/15/31		291,534	314,442
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.2729% 7/20/37 (d)(f)		37,032	36,773
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.2529% 1/20/38 (d)(f)		9,379	9,313
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.6329% 8/20/38 (d)(f)		63,366	63,675
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.6729% 9/20/38 (d)(f)		49,339	49,869
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.3046% 11/16/39 (d)(f)		41,702	41,559
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.2346% 12/16/39 (d)(f)		31,164	30,921
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9426% 7/20/60 (d)(f)(j)		297,895	292,472
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.9619% 9/20/60 (d)(f)(j)		360,451	354,133
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.9619% 8/20/60 (d)(f)(j)		360,987	354,911
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.0419% 12/20/60 (d)(f)(j)		173,631	170,805
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 12/20/60 (d)(f)(j)		201,592	199,519
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 2/20/61 (d)(f)(j)		322,965	320,540
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.1519% 2/20/61 (d)(f)(j)		473,214	469,449
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 4/20/61 (d)(f)(j)		161,797	160,029
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.1619% 5/20/61 (d)(f)(j)		214,781	212,285
Class FC, 1 month U.S. LIBOR + 0.500% 2.1619% 5/20/61 (d)(f)(j)		183,773	181,735
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.1919% 6/20/61 (d)(f)(j)		217,002	214,849
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.2619% 10/20/61 (d)(f)(j)		253,614	251,455
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.3619% 11/20/61 (d)(f)(j)		237,401	235,928
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.3619% 1/20/62 (d)(f)(j)		150,471	149,551
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.2919% 1/20/62 (d)(f)(j)		229,458	227,712
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.2919% 3/20/62 (d)(f)(j)		142,517	141,209
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3119% 5/20/61 (d)(f)(j)		4,933	4,904
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 2.2619% 8/20/63 (d)(f)(j)		136,754	136,032
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.1619% 6/20/64 (d)(f)(j)		1,116,417	1,104,096
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.9419% 5/20/63 (d)(f)(j)		19,235	19,098
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.8619% 4/20/63 (d)(f)(j)		20,656	20,402
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.0619% 12/20/62 (d)(f)(j)		15,016	14,911
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.0229% 10/20/47 (d)(f)		374,244	364,899
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.0729% 5/20/48 (d)(f)		453,817	444,764
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.0729% 6/20/48 (d)(f)		529,508	517,960
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 1.2229% 9/20/49 (d)(f)		1,250,646	1,228,490
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 1.2229% 8/20/49 (d)(f)		2,922,414	2,881,410
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	707,991
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		42,706	2,756
Series 2017-134 Class BA, 2.5% 11/20/46		74,082	77,830
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	508,124
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		30,219	30,168
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		328,930	332,255
Series 2014-H04 Class HA, 2.75% 2/20/64 (j)		941,235	969,474
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		235,856	240,511
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.1619% 9/20/62 (d)(f)(j)		86,500	86,393
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3119% 11/20/65 (d)(f)(j)		15,088	15,077
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)		1,382,290	1,493,191
Series 2004-22 Class M1, 5.5% 4/20/34		55,087	75,106
Series 2010-169 Class Z, 4.5% 12/20/40		437,015	484,567
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		882	896
Series 2010-H16 Class BA, 3.55% 7/20/60 (j)		57,706	60,791
Series 2010-H17 Class XP, 5.31% 7/20/60 (d)(j)		10,838	10,887
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(j)		3,028	3,329
Series 2010-H28 Class KA, 3.75% 12/20/60 (j)		592	590
Series 2012-64 Class KI, 3.5% 11/20/36 (k)		25,527	473
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.6362% 4/20/39 (d)(l)		77,540	80,476
Class ST, 8.800% - 1 month U.S. LIBOR 7.7695% 8/20/39 (d)(l)		285,815	296,401
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)		248,412	248,024
Series 2013-H07 Class JA, 1.75% 3/20/63 (j)		477,066	476,077
Series 2013-H08 Class MA, 3% 3/20/63 (j)		482,816	483,877
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		135,974	135,957
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		64,466	64,402
Class JA, 2.5% 6/20/65 (j)		30,294	30,292
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(j)		181,990	182,139
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2% 5/20/66 (d)(f)(j)		840,940	835,777
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.85% 8/20/66 (d)(f)(j)		979,379	970,386
Series 2090-118 Class XZ, 5% 12/20/39		875,534	1,020,639

TOTAL U.S. GOVERNMENT AGENCY

Cost ($24,089,513)			24,248,516

Foreign Government and Government Agency Obligations - 14.8%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		155,000	143,472
5.875% 6/11/25 (b)		140,000	125,738
6.125% 1/31/22 (b)		1,760,000	1,687,950
7.0529% 1/15/32 (b)		200,000	157,750
7.5% 1/31/27 (b)		2,995,000	2,680,525
7.6003% 3/1/29 (b)		1,180,000	1,051,306
7.903% 2/21/48 (b)		335,000	268,105
8.5% 1/31/47 (b)		580,000	471,250
8.7002% 3/1/49 (b)		100,000	82,438
Argentine Republic:
5.625% 1/26/22		2,015,000	609,538
6.875% 4/22/21		5,995,000	1,776,019
7.5% 4/22/26		4,155,000	1,178,981
8.28% 12/31/33		750,090	263,938
Australian Commonwealth:
2.5% 5/21/30 (Reg. S)	AUD	3,680,000	2,645,136
3% 3/21/47	AUD	5,560,000	4,439,213
Azerbaijan Republic 4.75% 3/18/24 (b)		325,000	313,625
Bahamian Republic 6% 11/21/28 (b)		180,000	200,925
Barbados Government:
6.5% 2/1/21 (b)		65,000	65,033
6.5% 10/1/29 (b)		580,000	565,500
Belarus Republic 6.875% 2/28/23 (b)		1,015,000	989,625
Bermuda Government:
3.717% 1/25/27 (b)		265,000	252,413
4.75% 2/15/29 (b)		550,000	555,500
Brazilian Federative Republic:
4.75% 1/14/50		1,550,000	1,420,672
5.625% 1/7/41		110,000	112,441
5.625% 2/21/47		185,000	190,145
7.125% 1/20/37		340,000	398,013
8.25% 1/20/34		1,990,000	2,514,863
10% 1/1/23	BRL	1,525,000	326,625
Buenos Aires Province 10.875% 1/26/21 (b)		696,667	181,133
Buoni del Tesoro Poliennali 2.45% 9/1/50 (Reg. S) (b)	EUR	1,587,000	1,763,584
Cameroon Republic 9.5% 11/19/25 (b)		1,420,000	1,266,906
Canadian Government:
1.25% 3/1/25	CAD	20,000,000	14,658,424
1.5% 9/1/24	CAD	8,700,000	6,423,583
1.75% 8/1/20	CAD	9,170,000	6,545,997
2.25% 6/1/29	CAD	2,500,000	2,019,328
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	232,500
8.95% 2/19/21 (b)		260,100	228,888
Colombian Republic 7.375% 9/18/37		80,000	100,080
Costa Rican Republic 4.25% 1/26/23 (b)		420,000	377,475
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		750,000	512,578
6.25% 7/27/21 (b)		15,000	9,721
Dominican Republic:
4.5% 1/30/30 (b)		330,000	282,975
5.5% 1/27/25 (b)		245,000	234,588
5.875% 1/30/60 (b)		390,000	326,625
5.95% 1/25/27 (b)		200,000	187,250
6% 7/19/28 (b)		300,000	279,750
6.4% 6/5/49 (b)		380,000	328,106
6.85% 1/27/45 (b)		190,000	170,822
6.875% 1/29/26 (b)		1,075,000	1,066,602
7.45% 4/30/44 (b)		690,000	669,300
7.5% 5/6/21 (b)		340,000	340,850
Dutch Government 0.25% 7/15/29(Reg. S) (b)	EUR	1,950,000	2,257,104
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		90,000	78,244
6.375% 1/18/27 (b)		535,000	467,122
7.1246% 1/20/50 (b)		220,000	169,744
7.625% 9/21/34 (b)		160,000	124,000
7.75% 1/24/23 (b)		540,000	526,331
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		345,000	320,850
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		215,000	210,902
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		80,000	71,375
German Federal Republic:
0% 9/11/20(Reg. S)	EUR	990,000	1,094,874
0.25% 2/15/29	EUR	21,444,575	25,310,118
Ghana Republic:
6.375% 2/11/27 (b)		240,000	174,750
7.875% 3/26/27 (b)		215,000	156,144
9.25% 9/15/22 (b)		75,000	72,000
Indonesian Republic:
4.1% 4/24/28		80,000	81,675
4.35% 1/11/48		400,000	407,500
4.625% 4/15/43 (b)		160,000	169,850
5.125% 1/15/45 (b)		825,000	920,391
5.25% 1/17/42 (b)		355,000	403,591
5.95% 1/8/46 (b)		350,000	414,094
6.625% 2/17/37 (b)		120,000	150,300
6.75% 1/15/44 (b)		330,000	429,000
7.75% 1/17/38 (b)		950,000	1,311,000
8.5% 10/12/35 (Reg. S)		700,000	1,000,115
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		95,000	84,134
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,567,621
5.5% 12/4/23		1,628,000	1,889,763
3.875% 7/3/50		150,000	153,000
Ivory Coast 5.75% 12/31/32		1,312,425	1,175,851
Jamaican Government:
6.75% 4/28/28		130,000	136,825
7.875% 7/28/45		160,000	168,800
8% 3/15/39		50,000	54,391
Japan Government:
0.1% 9/20/29	JPY	2,038,800,000	19,146,043
0.9% 6/20/22	JPY	119,100,000	1,133,092
Jordanian Kingdom:
3% 6/30/25		1,179,000	1,288,402
6.125% 1/29/26 (b)		405,000	367,791
Kazakhstan Republic:
5.125% 7/21/25 (b)		105,000	113,006
6.5% 7/21/45 (b)		75,000	98,250
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		310,000	313,100
4.625% 10/4/47 (b)		725,000	741,313
Lebanese Republic:
5.8% 4/14/20 (c)		525,000	97,125
6.375% 12/31/49 (c)		1,265,000	234,025
Mendoza Province 8.375% 5/19/24 (b)		80,000	36,090
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		200,000	214,000
5.1% 3/28/35 (b)		2,200,000	2,541,000
5.1% 3/28/35(Reg. S)		1,000,000	1,155,000
5.25% 6/23/47 (b)		2,000,000	2,431,875
5.25% 6/23/47(Reg. S)		600,000	729,563
5.625% 4/4/42 (b)		400,000	488,125
5.875% 9/16/43 (Reg. S)		200,000	248,188
7.25% 5/10/34	RUB	36,725,000	488,072
7.6% 7/20/22	RUB	54,870,000	715,979
8.15% 2/3/27	RUB	35,170,000	487,329
Mongolian People's Republic 8.75% 3/9/24 (b)		95,000	89,587
Moroccan Kingdom:
4.25% 12/11/22 (b)		225,000	222,750
5.5% 12/11/42 (b)		70,000	73,894
Norway Government Bond 1.375% 8/19/30 (Reg. S) (b)	NOK	74,300,000	7,492,712
Panamanian Republic 4.5% 4/1/56		320,000	348,000
Papua New Guinea 8.375% 10/4/28 (b)		300,000	274,575
Peruvian Republic 8.75% 11/21/33		115,000	182,419
Plurinational State of Bolivia 5.95% 8/22/23 (b)		100,000	100,000
Province of Santa Fe 7% 3/23/23 (b)		1,175,000	705,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,650,000	1,064,250
7.45% 9/1/24 (b)		775,000	332,669
Republic of Honduras 8.75% 12/16/20 (b)		200,000	201,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,550,000	1,935,609
Republic of Kenya 6.875% 6/24/24 (b)		690,000	657,225
Republic of Nigeria:
6.5% 11/28/27 (b)		430,000	295,088
6.75% 1/28/21 (b)		420,000	389,681
7.625% 11/21/25 (b)		1,380,000	1,062,600
Republic of Paraguay 5.4% 3/30/50 (b)		60,000	56,194
Republic of Senegal 8.75% 5/13/21 (b)		60,000	59,640
Rwanda Republic 6.625% 5/2/23 (b)		630,000	560,700
State of Qatar:
4% 3/14/29 (b)		755,000	807,850
4.817% 3/14/49 (b)		1,310,000	1,544,572
5.103% 4/23/48 (b)		920,000	1,116,363
9.75% 6/15/30 (b)		375,000	573,398
Sultanate of Oman:
3.625% 6/15/21 (b)		355,000	327,266
3.875% 3/8/22 (b)		440,000	376,750
4.75% 6/15/26 (b)		350,000	249,047
5.375% 3/8/27 (b)		85,000	60,589
6.75% 1/17/48 (b)		195,000	128,213
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		290,000	279,669
5.625% 12/5/22 (b)		160,000	149,360
Turkish Republic:
3.25% 3/23/23		2,220,000	1,988,288
4.25% 3/13/25		370,000	314,500
5.125% 3/25/22		3,740,000	3,614,944
5.25% 3/13/30		225,000	180,000
5.75% 5/11/47		940,000	679,056
6.25% 9/26/22		3,855,000	3,756,216
6.35% 8/10/24		270,000	256,416
7.25% 12/23/23		610,000	596,084
Ukraine Government:
1.471% 9/29/21		1,600,000	1,625,892
7.375% 9/25/32 (b)		355,000	321,497
7.75% 9/1/20 (b)		2,865,000	2,807,700
7.75% 9/1/21 (b)		5,078,000	4,874,880
7.75% 9/1/22 (b)		481,000	452,140
7.75% 9/1/23 (b)		120,000	112,200
7.75% 9/1/24 (b)		480,000	442,800
7.75% 9/1/26 (b)		225,000	206,438
7.75% 9/1/27 (b)		110,000	100,788
United Kingdom, Great Britain and Northern Ireland:
0.875% 10/22/29 (Reg. S)	GBP	5,000,000	6,547,519
2% 7/22/20 (Reg. S)	GBP	2,270,000	2,833,665
United Mexican States:
3.25% 4/16/30		395,000	372,683
4.5% 4/22/29		165,000	168,609
5.75% 10/12/10		1,020,000	1,068,450
6.05% 1/11/40		2,135,000	2,525,305
6.5% 6/9/22	MXN	11,585,000	490,034
Uzbekistan Republic of 4.75% 2/20/24 (b)		160,000	157,250
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(m)		1,251	1,251
9.25% 9/15/27 (c)		2,395,000	215,550
11.95% 8/5/31 (Reg. S) (c)		1,090,000	98,100
12.75% 8/23/22 (c)		190,000	17,100
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (d)(f)		75,000	55,418
5.5% 3/12/28		1,935,000	1,922,302
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $220,171,225)			203,832,376

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $547,700)	INR	35,500,000	466,467
		Shares	Value

Common Stocks - 4.1%
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (n)		1,600	1,859,120
Facebook, Inc. Class A (n)		7,800	1,301,040
			3,160,160
Media - 0.1%
Altice U.S.A., Inc. Class A (n)		56,000	1,248,240
iHeartMedia, Inc. warrants 5/1/39 (n)		5,655	41,334
Nexstar Broadcasting Group, Inc. Class A		12,200	704,306
			1,993,880
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (n)		30,200	2,533,780

TOTAL COMMUNICATION SERVICES			7,687,820

CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (e)(n)		1,921	4,822
Exide Technologies (e)(n)		2,115	2,115
Exide Technologies (e)(n)		124,905	1
UC Holdings, Inc. (e)(n)		33,750	565,988
			572,926
Automobiles - 0.1%
Tesla, Inc. (n)		1,400	733,600
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.		41,400	596,988
Eldorado Resorts, Inc. (n)		7,600	109,440
MGM Mirage, Inc.		21,600	254,880
Penn National Gaming, Inc. (n)		44,100	557,865
Restaurant Brands International, Inc.		14,300	576,247
Royal Caribbean Cruises Ltd. (o)		3,700	119,029
Studio City International Holdings Ltd. ADR (n)		11,100	224,220
			2,438,669
Household Durables - 0.0%
Tempur Sealy International, Inc. (n)		9,500	415,245
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (n)		400	779,888

TOTAL CONSUMER DISCRETIONARY			4,940,328

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (e)(n)		9,431	368,092
Food Products - 0.2%
Darling International, Inc. (n)		40,100	768,717
JBS SA		288,600	1,129,717
Reddy Ice Holdings, Inc. (e)		2,286	238
Reddy Ice Holdings, Inc. (e)(n)		5,683	0
			1,898,672

TOTAL CONSUMER STAPLES			2,266,764

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (n)		6,562	591
Oil, Gas & Consumable Fuels - 0.0%
Chaparral Energy, Inc. Class A (n)(o)		5,029	2,364
Goodrich Petroleum Corp. (n)		4,211	17,939
Harvest Oil & Gas Corp.		13,350	39,917
MEG Energy Corp. (n)		77,100	91,492
Ultra Petroleum Corp. warrants 7/14/25 (n)		10,710	0
VNR Finance Corp. (e)(n)		4,091	0
VNR Finance Corp. (b)(e)(n)		19,701	0
			151,712

TOTAL ENERGY			152,303

FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp.		36,200	768,526
JPMorgan Chase & Co.		10,000	900,300
			1,668,826
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (n)		137	1,337
Penson Worldwide, Inc. Class A (e)(n)		314,563	3
			1,340
Consumer Finance - 0.0%
OneMain Holdings, Inc.		21,400	409,168

TOTAL FINANCIALS			2,079,334

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Alexion Pharmaceuticals, Inc. (n)		5,800	520,782
Health Care Providers & Services - 0.3%
Cigna Corp.		5,300	939,054
HCA Holdings, Inc.		5,500	494,175
Humana, Inc.		3,200	1,004,864
Rotech Healthcare, Inc. (e)(n)		6,069	63,178
UnitedHealth Group, Inc.		4,100	1,022,458
			3,523,729
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (n)		6,000	757,260
IQVIA Holdings, Inc. (n)		13,900	1,499,254
Thermo Fisher Scientific, Inc.		3,500	992,600
			3,249,114
Pharmaceuticals - 0.1%
Bausch Health Cos., Inc. (Canada) (n)		23,200	359,548
Jazz Pharmaceuticals PLC (n)		5,000	498,700
			858,248

TOTAL HEALTH CARE			8,151,873

INDUSTRIALS - 0.4%
Airlines - 0.1%
Air Canada (n)		106,500	1,191,910
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	346
Machinery - 0.1%
Allison Transmission Holdings, Inc.		12,900	420,669
Fortive Corp.		12,200	673,318
			1,093,987
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(n)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(n)		6,028	0
			0
Professional Services - 0.0%
ASGN, Inc. (n)		9,200	324,944
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (o)		18,300	405,162
HD Supply Holdings, Inc. (n)		31,600	898,388
Penhall Acquisition Co.:
Class A (e)(n)		321	21,062
Class B (e)(n)		107	7,021
United Rentals, Inc. (n)		14,763	1,519,113
			2,850,746
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)(n)(p)		16,755	19
Class A2 (e)(n)(p)		16,755	19
Class A3 (e)(n)(p)		16,755	19
Class A4 (e)(n)(p)		16,755	19
Class A5 (e)(n)(p)		16,755	19
Class A6 (e)(n)(p)		16,755	19
Class A7 (e)(n)(p)		16,755	19
Class A8 (e)(n)(p)		16,755	19
Class A9 (e)(n)(p)		16,755	19
			171

TOTAL INDUSTRIALS			5,462,104

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.1%
CDW Corp.		8,600	802,122
Zebra Technologies Corp. Class A (n)		6,600	1,211,760
			2,013,882
IT Services - 0.7%
EPAM Systems, Inc. (n)		7,500	1,392,450
Fiserv, Inc. (n)		9,726	923,873
Global Payments, Inc.		11,200	1,615,376
GoDaddy, Inc. (n)		10,100	576,811
MasterCard, Inc. Class A		7,200	1,739,232
PayPal Holdings, Inc. (n)		11,500	1,101,010
Verra Mobility Corp. (n)		15,600	111,384
Visa, Inc. Class A		9,800	1,578,976
			9,039,112
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.		2,100	497,910
Lam Research Corp.		5,500	1,320,000
Microchip Technology, Inc.		6,800	461,040
ON Semiconductor Corp. (n)		40,500	503,820
Skyworks Solutions, Inc.		6,500	580,970
			3,363,740
Software - 0.6%
Adobe, Inc. (n)		7,700	2,450,448
Microsoft Corp.		16,900	2,665,299
Palo Alto Networks, Inc. (n)		3,800	623,048
Salesforce.com, Inc. (n)		5,000	719,900
SS&C Technologies Holdings, Inc.		17,308	758,437
VMware, Inc. Class A (n)		3,800	460,180
			7,677,312

TOTAL INFORMATION TECHNOLOGY			22,094,046

MATERIALS - 0.1%
Chemicals - 0.0%
CF Industries Holdings, Inc.		12,700	345,440
The Chemours Co. LLC		21,000	186,270
			531,710
Containers & Packaging - 0.1%
Berry Global Group, Inc. (n)		21,800	734,878
Metals & Mining - 0.0%
Aleris Corp. (e)(n)		2,037	0
Algoma Steel GP (e)(n)		10,220	204
Algoma Steel SCA (e)(n)		10,220	1,840
Elah Holdings, Inc. (n)		14	630
First Quantum Minerals Ltd.		63,200	322,893
			325,567

TOTAL MATERIALS			1,592,155

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		27,900	760,554
PG&E Corp. (n)		75,800	681,442
Portland General Electric Co.		140	6,712
			1,448,708
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.		82,200	1,311,912

TOTAL UTILITIES			2,760,620

TOTAL COMMON STOCKS
(Cost $60,292,331)			57,187,347

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(n)(p)
(Cost $286,754)		8,042,141	2,716
		Principal Amount	Value

Bank Loan Obligations - 1.6%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (d)(f)(q)		485,000	379,513
Front Range BidCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.9894% 2/20/27 (d)(f)(q)		460,000	432,400
			811,913
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.2309% 2/10/27 (d)(f)(q)		445,000	369,350
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7046% 10/22/26 (d)(f)(q)		115,000	105,369
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3311% 9/19/26 (d)(f)(q)		230,550	213,720
			319,089

TOTAL COMMUNICATION SERVICES			1,500,352

CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (d)(f)(q)		305,000	250,100
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (d)(f)(q)		605,195	464,989
			715,089
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (d)(f)(q)		655,000	207,419
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.072% 2/5/26 (d)(f)(q)		977,774	870,219

TOTAL CONSUMER DISCRETIONARY			1,792,727

ENERGY - 0.5%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.7394% 11/3/25 (d)(f)(q)		287,825	158,304
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (d)(e)(q)		65,625	66,117
			224,421
Oil, Gas & Consumable Fuels - 0.5%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (d)(f)(q)		447,350	187,887
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9883% 12/31/21 (d)(f)(q)		5,365,000	252,906
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3633% 12/31/22 (d)(f)(q)		8,185,000	1,800,700
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (d)(f)(q)		6,150,000	2,367,750
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (d)(f)(q)		74,625	60,198
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (d)(f)(q)		302,000	231,030
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.62% 3/1/26 (d)(f)(q)		1,900,000	1,241,327
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (d)(e)(f)(q)(r)		417,891	396,997
term loan 0% 5/11/20 (d)(e)(q)		122,000	122,000
			6,660,795

TOTAL ENERGY			6,885,216

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7394% 2/27/26 (d)(f)(q)		193,316	172,051
Diversified Financial Services - 0.1%
RPI 2019 Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (d)(f)(q)		438,900	403,788
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7394% 2/11/27 (d)(f)(q)		311,063	286,178
			689,966

TOTAL FINANCIALS			862,017

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/13/26 (d)(f)(q)		2,348,200	2,029,526
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.6116% 6/1/25 (d)(f)(q)		99,000	93,679

TOTAL HEALTH CARE			2,123,205

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Arconic Rolled Products Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7% 2/4/27 (d)(f)(q)		75,000	67,500
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26(d)(f)(q)		139,313	110,231
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (d)(f)(q)		74,899	59,264
			169,495
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.1916% 8/13/25 (d)(f)(q)		245,000	218,050
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9894% 1/23/27 (d)(f)(q)		115,000	105,800
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (d)(f)(q)		440,000	404,800
			510,600
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (d)(f)(q)		152,675	83,971
Electrical Equipment - 0.1%
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3/2/27 (f)(q)(s)		1,785,000	1,597,575

TOTAL INDUSTRIALS			2,647,191

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 11/4/26 (d)(f)(q)		30,000	25,800
IT Services - 0.1%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.2394% 10/31/26 (d)(f)(q)		59,850	56,259
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.74% 5/31/25 (d)(f)(q)		488,542	341,369
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (d)(f)(q)		767,513	578,191
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (d)(f)(q)		545,205	444,342
			1,420,161
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9894% 9/19/26 (d)(f)(q)		417,900	390,737
Software - 0.4%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2394% 10/2/25 (d)(f)(q)		1,856,500	1,532,077
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0133% 11/1/24 (d)(f)(q)		1,090,000	998,440
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (d)(f)(q)		165,178	145,357
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (d)(f)(q)		535,000	457,425
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 4.6909% 9/29/24 (d)(f)(q)		236,236	220,486
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (d)(f)(q)		1,264,375	1,182,191
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8632% 2/19/27 (d)(f)(q)		125,000	119,375
			4,655,351

TOTAL INFORMATION TECHNOLOGY			6,492,049

MATERIALS - 0.0%
Metals & Mining - 0.0%
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (d)(f)(q)		250,338	217,169
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (c)(f)(q)		1,217,407	107,132
			324,301
TOTAL BANK LOAN OBLIGATIONS
(Cost $40,670,906)			22,627,058
		Shares	Value

Fixed-Income Funds - 9.4%
Fidelity Floating Rate Central Fund (t)
(Cost $153,053,405)		1,486,785	130,227,516
		Principal Amount	Value

Preferred Securities - 4.6%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (u)		1,985,000	1,769,647
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
DCP Midstream Partners LP 7.375% (d)(u)		775,000	310,000
Energy Transfer Partners LP:
6.25% (d)(u)		3,540,000	1,752,300
6.625% (d)(u)		1,370,000	678,150
MPLX LP 6.875% (d)(u)		1,550,000	945,500
Summit Midstream Partners LP 9.5% (d)(u)		775,000	11,137
			3,697,087
FINANCIALS - 4.1%
Banks - 3.5%
Alfa Bond Issuance PLC 8% (Reg. S) (d)(u)		675,000	591,680
Banco Do Brasil SA:
6.25% (b)(d)(u)		325,000	255,125
9% (b)(d)(u)		265,000	250,972
Banco Mercantil del Norte SA 7.625% (b)(d)(u)		210,000	155,925
Bank of America Corp.:
5.125% (d)(u)		1,950,000	1,852,500
5.2% (d)(u)		3,717,000	3,564,677
5.875% (d)(u)		5,125,000	5,193,368
6.25% (d)(u)		1,410,000	1,431,150
Citigroup, Inc.:
4.7% (d)(u)		3,805,000	3,291,325
5% (d)(u)		3,245,000	2,966,449
5.9% (d)(u)		1,455,000	1,404,075
5.95% (d)(u)		2,675,000	2,587,260
6.3% (d)(u)		270,000	255,218
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(u)		200,000	172,000
Huntington Bancshares, Inc. 5.7% (d)(u)		650,000	520,000
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		490,000	492,450
6.125% (b)(d)(u)		110,000	101,956
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.2294% (d)(f)(u)		2,145,000	1,861,860
4% (d)(u)		4,805,000	4,103,470
4.6% (d)(u)		1,225,000	1,072,120
5% (d)(u)		1,660,000	1,556,250
5.3% (d)(u)		865,000	810,938
6% (d)(u)		6,524,000	6,524,000
6.125% (d)(u)		850,000	807,500
6.75% (d)(u)		400,000	418,000
Tinkoff Credit Systems 9.25% (Reg. S) (d)(u)		1,005,000	805,256
Wells Fargo & Co.:
5.875% (d)(u)		2,600,000	2,639,000
5.9% (d)(u)		3,065,000	3,012,313
			48,696,837
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
4.4% (d)(u)		420,000	351,750
4.95% (d)(u)		710,000	631,900
5% (d)(u)		4,331,000	3,703,005
5.375% (d)(u)		3,165,000	2,828,719
			7,515,374

TOTAL FINANCIALS			56,212,211

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(c)(u)		1,975,000	79,000
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		1,795,000	1,238,550

TOTAL INDUSTRIALS			1,317,550

TOTAL PREFERRED SECURITIES
(Cost $73,216,784)			62,996,495
		Shares	Value

Money Market Funds - 10.1%
Fidelity Cash Central Fund 0.29% (v)		138,396,477	138,437,996
Fidelity Securities Lending Cash Central Fund 0.28% (v)(w)		173,624	173,658
TOTAL MONEY MARKET FUNDS
(Cost $138,592,730)			138,611,654

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	3,200,000	$92,544
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	50,198
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	2,000,000	12,527
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	1,576
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,600,000	28,630
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	33,918
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,500,000	24,674
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	118
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	3,549
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	34,896
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	35

TOTAL PUT OPTIONS			282,665

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	3,200,000	157,422
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	229,356
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	2,000,000	142,379
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	176,886
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,600,000	64,788
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	77,087
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	2,500,000	145,779
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	431,873
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	858,010
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	120,213
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	148,696

TOTAL CALL OPTIONS			2,552,489

TOTAL PURCHASED SWAPTIONS
(Cost $1,795,338)			2,835,154
TOTAL INVESTMENT IN SECURITIES - 105.5%
(Cost $1,567,063,198)			1,454,037,755
NET OTHER ASSETS (LIABILITIES) - (5.5)%			(75,401,854)
NET ASSETS - 100%			$1,378,635,901

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 4/1/50	$(3,200,000)	$(3,345,467)
2.5% 4/1/50	(4,200,000)	(4,390,925)
2.5% 4/1/50	(550,000)	(575,002)
2.5% 4/1/50	(3,200,000)	(3,345,467)
2.5% 4/1/50	(250,000)	(261,365)
2.5% 4/1/50	(250,000)	(261,365)
2.5% 4/1/50	(600,000)	(627,275)
2.5% 4/1/50	(6,100,000)	(6,377,296)
2.5% 4/1/50	(1,150,000)	(1,202,277)
2.5% 4/1/50	(250,000)	(261,365)
2.5% 4/1/50	(250,000)	(261,365)
2.5% 4/1/50	(100,000)	(104,546)
2.5% 4/1/50	(4,850,000)	(5,070,473)
2.5% 5/1/50	(4,850,000)	(5,061,758)
2.5% 5/1/50	(250,000)	(260,915)
2.5% 5/1/50	(3,200,000)	(3,339,717)
2.5% 5/1/50	(1,150,000)	(1,200,211)
2.5% 5/1/50	(250,000)	(260,915)
3.5% 4/1/50	(50,000)	(52,745)
3.5% 4/1/50	(600,000)	(632,943)
3.5% 4/1/50	(650,000)	(685,688)
3.5% 4/1/50	(800,000)	(843,923)
3.5% 4/1/50	(400,000)	(421,962)
3.5% 4/1/50	(400,000)	(421,962)
3.5% 4/1/50	(350,000)	(369,216)
3.5% 4/1/50	(50,000)	(52,745)
3.5% 4/1/50	(1,050,000)	(1,107,649)
3.5% 5/1/50	(500,000)	(527,198)
3.5% 5/1/50	(400,000)	(421,759)
3.5% 5/1/50	(400,000)	(421,759)

TOTAL GINNIE MAE		(42,167,253)

Uniform Mortgage Backed Securities
2.5% 4/1/50	(1,600,000)	(1,658,548)
2.5% 4/1/50	(900,000)	(932,933)
2.5% 4/1/50	(900,000)	(932,933)
2.5% 4/1/50	(2,100,000)	(2,176,844)
2.5% 4/1/50	(2,100,000)	(2,176,844)
2.5% 5/1/50	(1,600,000)	(1,655,548)
2.5% 5/1/50	(1,600,000)	(1,655,548)
3% 4/1/50	(700,000)	(734,059)
3% 4/1/50	(550,000)	(576,761)
3% 4/1/50	(550,000)	(576,761)
3% 4/1/50	(1,250,000)	(1,310,820)
3% 4/1/50	(550,000)	(576,761)
3% 5/1/50	(1,800,000)	(1,885,683)
3.5% 4/1/50	(3,300,000)	(3,490,360)
3.5% 4/1/50	(2,450,000)	(2,591,328)
3.5% 4/1/50	(450,000)	(475,958)
3.5% 4/1/50	(4,500,000)	(4,759,581)
3.5% 5/1/50	(3,300,000)	(3,487,395)
3.5% 5/1/50	(3,300,000)	(3,487,395)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(35,142,060)

TOTAL TBA SALE COMMITMENTS
(Proceeds $76,411,723)		$(77,309,313)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,100,000	$(31,876)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	2,900,000	(44,001)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	2,200,000	(22,682)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000,000	(51,726)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	4,100,000	(83,703)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	2,800,000	(8,405)

TOTAL PUT SWAPTIONS			(242,393)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,100,000	(88,425)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	2,900,000	(133,626)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	2,200,000	(127,634)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000,000	(293,525)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	4,100,000	(149,720)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	2,800,000	(217,238)

TOTAL CALL SWAPTIONS			(1,010,168)

TOTAL WRITTEN SWAPTIONS			$(1,252,561)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	229	June 2020	$31,759,438	$1,619,183	$1,619,183
CBOT Long Term U.S. Treasury Bond Contracts (United States)	29	June 2020	5,192,813	360,660	360,660

TOTAL PURCHASED					1,979,843

Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	30	June 2020	6,611,484	(12,437)	(12,437)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	102	June 2020	12,786,656	(234,843)	(234,843)

TOTAL SOLD					(247,280)

TOTAL FUTURES CONTRACTS					$1,732,563

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

The notional amount of futures sold as a percentage of Net Assets is 1.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	592,805	EUR	537,000	Brown Brothers Harriman & Co.	4/2/20	$548
AUD	952,000	USD	587,320	BNP Paribas SA	5/13/20	(1,637)
AUD	446,000	USD	273,575	Bank Of America NA	5/13/20	810
AUD	491,000	USD	282,541	Citibank NA	5/13/20	19,529
AUD	640,000	USD	381,646	Citibank NA	5/13/20	12,091
AUD	163,000	USD	98,605	Citibank NA	5/13/20	1,675
AUD	9,138,000	USD	6,053,633	Morgan Stanley	5/13/20	(431,810)
AUD	562,000	USD	327,792	National Australia Bank	5/13/20	17,958
AUD	1,093,000	USD	673,334	Royal Bank Of Canada	5/13/20	(905)
CAD	77,000	USD	54,762	Bank Of America NA	5/13/20	(22)
CAD	6,372,000	USD	4,614,783	CIBC World Markets	5/13/20	(84,939)
CAD	1,547,000	USD	1,094,399	JPMorgan Chase Bank, N.A.	5/13/20	5,360
CAD	1,235,000	USD	922,082	Societe Generale SA	5/13/20	(44,123)
CAD	12,211,000	USD	9,106,937	State Street Bank	5/13/20	(426,158)
DKK	11,119,000	USD	1,659,627	BNP Paribas SA	5/13/20	(14,428)
EUR	273,000	USD	297,573	BNP Paribas SA	5/13/20	4,014
EUR	5,178,000	USD	5,747,580	BNP Paribas SA	5/13/20	(27,367)
EUR	1,000,000	USD	1,118,176	Bank Of America NA	5/13/20	(13,461)
EUR	6,020,000	USD	6,752,152	Brown Brothers Harriman & Co.	5/13/20	(101,770)
EUR	1,398,000	USD	1,585,286	Brown Brothers Harriman & Co.	5/13/20	(40,895)
EUR	6,807,000	USD	7,687,485	Brown Brothers Harriman & Co.	5/13/20	(167,693)
EUR	1,686,000	USD	1,864,682	Brown Brothers Harriman & Co.	5/13/20	(2,133)
EUR	1,548,000	USD	1,660,153	CIBC World Markets	5/13/20	49,946
EUR	11,383,000	USD	12,162,280	CIBC World Markets	5/13/20	412,687
EUR	16,483,000	USD	18,690,486	Societe Generale SA	5/13/20	(481,474)
EUR	647,000	USD	702,700	Societe Generale SA	5/13/20	12,050
EUR	1,889,000	USD	2,086,249	Societe Generale SA	5/13/20	557
GBP	515,000	USD	665,950	BNP Paribas SA	5/13/20	(25,715)
GBP	1,612,000	USD	2,106,912	BNP Paribas SA	5/13/20	(102,913)
GBP	1,359,000	USD	1,565,575	Bank Of America NA	5/13/20	123,900
GBP	4,087,000	USD	5,242,231	Brown Brothers Harriman & Co.	5/13/20	(161,374)
GBP	1,801,000	USD	2,308,992	CIBC World Markets	5/13/20	(70,033)
GBP	3,087,000	USD	4,033,289	JPMorgan Chase Bank, N.A.	5/13/20	(195,607)
GBP	1,980,000	USD	2,449,511	JPMorgan Chase Bank, N.A.	5/13/20	11,976
GBP	1,094,000	USD	1,383,394	Morgan Stanley	5/13/20	(23,360)
GBP	2,004,000	USD	2,367,285	National Australia Bank	5/13/20	124,038
GBP	2,447,000	USD	2,898,936	State Street Bank	5/13/20	143,114
JPY	527,205,000	USD	4,936,839	BNP Paribas SA	5/13/20	(23,919)
JPY	44,000	USD	403	Bank Of America NA	5/13/20	7
JPY	40,484,000	USD	386,390	CIBC World Markets	5/13/20	(9,127)
JPY	698,997,000	USD	6,292,565	Citibank NA	5/13/20	221,251
JPY	20,346,000	USD	189,629	JPMorgan Chase Bank, N.A.	5/13/20	(29)
JPY	502,300,000	USD	4,537,284	National Australia Bank	5/13/20	143,551
JPY	94,785,000	USD	882,682	National Australia Bank	5/13/20	601
NOK	1,732,000	USD	171,243	CIBC World Markets	5/13/20	(4,609)
NOK	1,755,000	USD	150,242	National Australia Bank	5/13/20	18,605
USD	1,959,690	AUD	3,090,000	Bank Of America NA	5/13/20	58,680
USD	6,800,497	AUD	10,307,000	Brown Brothers Harriman & Co.	5/13/20	459,489
USD	6,120,724	AUD	9,045,000	JPMorgan Chase Bank, N.A.	5/13/20	556,117
USD	625,063	AUD	989,000	JPMorgan Chase Bank, N.A.	5/13/20	16,617
USD	323,289	AUD	561,000	JPMorgan Chase Bank, N.A.	5/13/20	(21,846)
USD	411,889	AUD	694,000	National Australia Bank	5/13/20	(15,070)
USD	10,043,694	CAD	13,401,000	Brown Brothers Harriman & Co.	5/13/20	516,946
USD	9,078,649	CAD	12,054,000	CIBC World Markets	5/13/20	509,481
USD	3,425,391	CAD	4,960,000	National Australia Bank	5/13/20	(100,665)
USD	3,425,391	CAD	4,960,000	National Australia Bank	5/13/20	(100,665)
USD	3,042,567	CAD	4,353,000	National Australia Bank	5/13/20	(51,974)
USD	7,615,042	CAD	10,491,000	Royal Bank Of Canada	5/13/20	157,008
USD	8,885,640	CAD	12,762,000	Royal Bank Of Canada	5/13/20	(186,844)
USD	1,646,555	DKK	11,119,000	CIBC World Markets	5/13/20	1,356
USD	2,965,681	EUR	2,650,000	BNP Paribas SA	5/13/20	38,187
USD	9,364,341	EUR	8,341,000	BNP Paribas SA	5/13/20	149,916
USD	4,739,749	EUR	4,239,000	BNP Paribas SA	5/13/20	56,863
USD	95,948,449	EUR	86,754,000	Bank Of America NA	5/13/20	110,033
USD	6,708,763	EUR	6,094,000	CIBC World Markets	5/13/20	(23,368)
USD	133,856	EUR	124,000	CIBC World Markets	5/13/20	(3,129)
USD	1,251,414	EUR	1,128,000	CIBC World Markets	5/13/20	5,296
USD	544,166	EUR	498,000	National Australia Bank	5/13/20	(5,982)
USD	1,574,289	EUR	1,427,000	Royal Bank Of Canada	5/13/20	(2,139)
USD	4,046,202	GBP	3,087,000	BNP Paribas SA	5/13/20	208,520
USD	5,732,314	GBP	4,971,000	BNP Paribas SA	5/13/20	(447,511)
USD	9,746,080	GBP	7,530,000	Citibank NA	5/13/20	384,970
USD	15,510,300	GBP	11,928,000	Societe Generale SA	5/13/20	681,705
USD	36,714,433	JPY	4,015,481,000	CIBC World Markets	5/13/20	(705,048)
USD	458,498	JPY	49,382,000	JPMorgan Chase Bank, N.A.	5/13/20	(1,683)
USD	3,687,013	NOK	35,581,000	Brown Brothers Harriman & Co.	5/13/20	263,805
USD	4,429,922	NOK	42,664,000	Royal Bank Of Canada	5/13/20	325,266
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,703,098
					Unrealized Appreciation	5,824,523
					Unrealized Depreciation	(4,121,425)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$11,050,000	$40,771	$0	$40,771
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2027	108,000	(1,895)	0	(1,895)
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Jun. 2030	4,230,000	(99,382)	0	(99,382)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Jun. 2050	470,000	(21,359)	0	(21,359)

TOTAL INTEREST RATE SWAPS							$(81,865)	$0	$(81,865)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

PEN – Peruvian new sol

RUB – Russian ruble

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $353,389,629 or 25.6% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $606,630.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $348,198.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Quantity represents share amount.

 (n) Non-income producing

 (o) Security or a portion of the security is on loan at period end.

 (p) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,883 or 0.0% of net assets.

 (q) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (r) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $134,474 and $127,750, respectively.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Security is perpetual in nature with no stated maturity date.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$443,799
Fidelity Floating Rate Central Fund	1,888,553
Fidelity Securities Lending Cash Central Fund	34
Total	$2,332,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$137,478,893	$12,465,709	$--	$--	$(19,717,086)	$130,227,516	7.5%
Total	$137,478,893	$12,465,709	$--	$--	$(19,717,086)	$130,227,516

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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